Current and Long-term Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Current and Long-term Liabilities
Current and Long-term Liabilities

7.Current and Long-term Liabilities

Indirect Taxes

Taxation of e-commerce is becoming more prevalent and could negatively affect the Company’s business and its users. The ultimate impact of indirect taxes on the Company’s business is uncertain, as is the period required to resolve this uncertainty. The Company’s estimated contingent liability for indirect taxes represents the Company’s best estimate of tax liability in jurisdictions in which the Company believes taxation is probable. The Company frequently reevaluates its tax positions for appropriateness.

Indirect tax statutes and regulations are complex and subject to differences in application and interpretation. Tax authorities may impose indirect taxes on Internet-delivered activities based on statutes and regulations which, in some cases, were established prior to the advent of the Internet and do not apply with certainty to the Company’s business. The Company’s estimated contingent liability for indirect taxes may be materially impacted by future audit results, litigation and settlements, should they occur. The Company’s activities by jurisdiction may vary from period to period, which could result in differences in the applicability of indirect taxes from period to period.

As of June 30, 2020, and December 31, 2019, the Company’s estimated contingent liability for indirect taxes was $40,907 and $35,899, respectively. This is recorded within other long-term liabilities on the condensed consolidated balance sheets and general and administrative expenses in the condensed consolidated statements of operations.

Deferred Rent

In conjunction with certain leased office facilities, the Company has received cash payments from landlords to fund tenant directed leasehold improvements. These payments are recorded as deferred rent and reported in accounts payable and accrued expenses and other long-term liabilities within the condensed consolidated balance sheets. These amounts are released ratably over the lease term, with an offset to rent expense. For the six months ended June 30, 2020, rent expense has been reduced by $82 due to the release of deferred rent liabilities. At June 30, 2020, the short-term and long-term deferred rent liabilities were $1,156 and $9,634, respectively. At December 31, 2019, the short-term and long-term deferred rent liabilities were $1,125 and $9,747, respectively.

6.    Current and Long-term Liabilities

Term Note

In October 2016, the Company entered into an amended and restated loan and security agreement with Pacific Western Bank, which was most recently amended in August 2019 (as amended, the “Credit Agreement”). The Credit Agreement provides a revolving line of credit of up to $50,000. The Credit Agreement has a maturity date of September 15, 2020. As of December 31, 2019 and 2018, the Credit Agreement provided a revolving line of credit of up to $50,000 and $40,000, respectively. Principal amounts outstanding under the Credit Agreement totaled $6,750 and $3,750 as of December 31, 2019 and 2018, respectively. Net facility available from the Credit Agreement as of December 31, 2019 and 2018 totaled $38,769 and $31,769, respectively, which exclude the letters of credit outlined in Note 13.

Borrowings under the Credit Agreement bear interest at a variable annual rate equal to the greater of (i) 1.00% above the prime rate then in effect and (ii) 6.50%, and the Credit Agreement requires monthly, interest-only payments. In addition, the Company is required to pay quarterly in arrears a fee equal to 0.25% per annum of the unused portion of the revolving line of credit. Upon the earlier of  (i) an Acquisition, as defined in the Credit Agreement, or (ii) the closing of an initial public offering, in either case, the Company will also be required to pay a success fee to Pacific Western Bank in the amount of  $600 or $650 if the outstanding principal amount exceeds $45,000 at any time.

As of December 31, 2019, the Company did not meet all financial and non-financial covenants per the Credit Agreement; however, the Company has received waivers from Pacific Western Bank for all covenants not met.

Borrowings under the Credit Agreement are secured by a first lien on all issued and outstanding shares of capital stock of the Company’s subsidiaries (except for any foreign subsidiaries, for which 65% of such capital stock is pledged) and on all assets, including intellectual property.

Pursuant to the Credit Agreement, the Company is required to maintain substantially all depository, operating and investment accounts, excluding any proceeds from the Company’s gaming business, with Pacific Western Bank. The Company is also subject to certain affirmative and negative covenants until maturity. These covenants include limitations on the Company’s ability to incur additional indebtedness and to pay dividends. Obligations under the Credit Agreement are subject to acceleration upon the occurrence of specified events of default, including failure to comply with covenants.

In connection with entering into the Credit Agreement, DraftKings issued a warrant to Pacific Western Bank to purchase 173,913 shares of its common stock at an exercise price of  $0.23 per share. The warrant is immediately exercisable and expires in October 2020.

Amounts outstanding, were recorded as current liabilities in the consolidated balance sheets as of December 31, 2019 and 2018. The interest rate in effect at December 31, 2019 and 2018 was 6.5%. The Company recorded interest expense of  $258,  $256 and $284 as of December 31, 2019, 2018 and 2017, respectively, which is included in interest income (expense), net on the consolidated statements of operations. The amount allocated to the warrants in October 2013 was recorded as a debt discount and was fully amortized as of December 31, 2017. The amount was recognized as interest expense over the term of the Credit Agreement using the effective interest method.

Preferred Stock Investor in Series F Note

On September 26, 2019, the Company entered into share redemption agreements with certain funds managed by Preferred Stock Investor in Series F (the “Preferred Stock Investor in Series F Funds”), pursuant to which the Company repurchased and redeemed shares of its preferred stock held by the Preferred Stock Investor in Series F Funds (the “Preferred Stock Investor in Series F Redemption”). A portion of the consideration paid by DraftKings in connection with the Preferred Stock Investor in Series F Redemption, equaling approximately $11,000, was paid by the issuance of promissory notes to certain of the Preferred Stock Investor in Series F Funds (the “Preferred Stock Investor in Series F Notes”). The Preferred Stock Investor in Series F Notes have a maturity date of the earlier of September 26, 2021 and the date on which DraftKings closes an equity financing with gross proceeds to DraftKings of at least $100 million. Until December 31, 2019, unpaid interest will accrue on the Preferred Stock Investor in Series F Notes at a rate of 2.33% per annum, computed on a basis of a 365-day year and payable annually in arrears. Following December 31, 2019, unpaid interest will accrue at a rate of 7.5% per annum, computed on a basis of a 365-day year and payable annually in arrears. Upon any event of default, as defined in the Preferred Stock Investor in Series F Notes, and at the option and upon the declaration of the holder thereof, the Preferred Stock Investor in Series F Notes will accelerate, and all principal and unpaid accrued interest will become due and payable.

The Preferred Stock Investor in Series F Notes are subordinated to the Credit Agreement and any indebtedness or debentures, notes or other such indebtedness issued in exchange for the Credit Agreement, pursuant to a subordination agreement entered into by and among the relevant Preferred Stock Investor in Series F Funds, the Company and Pacific Western Bank, dated as of September 25, 2019.

Indirect Taxes

Taxation of e-commerce is becoming more prevalent and could negatively affect the Company’s business and its users. The ultimate impact of indirect taxes on the Company’s business is uncertain, as is the period required to resolve this uncertainty. The Company’s estimated contingent liability for indirect taxes represents the Company’s best estimate of tax liability in jurisdictions in which the Company believes taxation is probable. The Company frequently reevaluates its tax positions for appropriateness.

Indirect taxation laws are complex and subject to differences in application and interpretation. Tax authorities may interpret laws originally enacted for mature industries and apply it to newer industries, such as the Company’s, and that application may be inconsistent from jurisdiction to jurisdiction. Tax authorities may impose indirect taxes on Internet-delivered activities based on statutes and regulations which, in some cases, were established prior to the advent of the Internet and do not apply with certainty to the Company’s business.

Additionally, the Company’s jurisdictional activities may vary from period to period which could result in differences in nexus from period to period. Lastly, the Company’s estimated contingent liability for indirect taxes may be materially impacted by future indirect tax audit results, litigation and settlements, should they occur.

As of December 31, 2019 and 2018, the Company’s estimated contingent liability for indirect taxes was $35,899, and $27,238, respectively. This is recorded within other long-term liabilities on the consolidated balance sheets and general and administrative expenses on the consolidated statements of operations.

Deferred Rent

In conjunction with its newly leased business facilities, the Company receives incentives from landlords for tenant owned leasehold improvements. These short-term and long-term amounts are recorded as deferred rent reported in the accounts payable and accrued expenses and other long-term liabilities sections of the consolidated balance sheet. These amounts are released ratably over the lease term, with an offset to current period lease expense. As of December 31, 2019, rent expense has been reduced by $377 due to the release of the deferred rent balance. Short-term and long-term balances of deferred rent are $1,125 and $9,747, respectively.